Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Accounts receivable, allowance	¥ 69,417	$ 10,893	¥ 10,051
Current liabilities of the VIE without recourse to the company	136,447	21,410	158,047
Non-current liabilities of the VIE without recourse to the company	64,941	10,191	48,802
Nonrecourse [Member]
Current liabilities of the VIE without recourse to the company	23,755	3,728	28,261
Non-current liabilities of the VIE without recourse to the company	¥ 9,588	$ 1,504	¥ 588
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	1,904,577,337	1,904,577,337	1,904,577,337
Ordinary shares, shares issued	74,309,007	74,309,007	64,688,479
Ordinary shares, shares outstanding	73,723,637	73,723,637	64,634,743
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	45,422,663	45,422,663	45,422,663
Ordinary shares, shares issued	40,136,560	40,136,560	44,992,555
Ordinary shares, shares outstanding	40,136,560	40,136,560	44,992,555